LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	$ 162,000	$ 162,000
Short-term lease cost
Variable lease cost
Less: Sublease income	(11,000)
Total	151,000	$ 162,000
Operating right-of-use assets	1,533,000		1,661,000	$ 244,000
Operating lease liability – current	$ 578,000		561,000	$ 73,000
Operating lease liability – non-current			$ 1,250,000